FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 8) - Financial liabilities valued at amortized cost - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2018
Convertible loan 2016:2
Disclosure of detailed information about financial instruments [line items]
Due date	June 9, 2017
Total loan amount	kr 42,000
Convertible loans 2017:2
Disclosure of detailed information about financial instruments [line items]
Due date	June 18, 2018
Total loan amount	kr 26,000
Convertible loans
Disclosure of detailed information about financial instruments [line items]
Total loan amount	kr 68,000	kr 54,000